Fair Value of Financial Instruments (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption
The following table sets out the fair values of financial instruments of the Bank using the valuation methods and assumptions described above. The fair values disclosed do not include non-financial
assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	2021		2020
As at October 31 ($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$86,323	$86,323	$76,460	$76,460
Trading assets	146,312	146,312	117,839	117,839
Securities purchased under resale agreements and securities borrowed	127,739	127,739	119,747	119,747
Derivative financial instruments	42,302	42,302	45,065	45,065
Investment securities – FVOCI and FVTPL	57,042	57,042	79,745	79,745
Investment securities – amortized cost	18,133	18,157	32,129	31,644
Loans	641,964	636,986	612,368	603,263
Customers’ liability under acceptances	20,404	20,404	14,228	14,228
Other financial assets	14,256	14,256	12,700	12,700
Liabilities:
Deposits	798,335	797,259	755,395	750,838
Financial instruments designated at fair value through profit or loss	22,493	22,493	18,899	18,899
Acceptances	20,441	20,441	14,305	14,305
Obligations related to securities sold short	40,954	40,954	31,902	31,902
Derivative financial instruments	42,203	42,203	42,247	42,247
Obligations related to securities sold under repurchase agreements and securities lent	123,469	123,469	137,763	137,763
Subordinated debentures	6,733	6,334	7,827	7,405
Other financial liabilities	39,802	40,254	43,776	42,660
Changes in interest rates, credit spreads and liquidity costs are the main cause of changes in the fair value of the Bank’s financial instruments resulting in a favourable or unfavourable variance compared to carrying value. For the Bank’s financial instruments carried at cost or amortized cost, the carrying value is not adjusted to reflect increases or decreases in fair value due to market fluctuations, including those due to interest rate changes. For FVOCI investment securities, derivatives and financial instruments measured at FVTPL or designated as fair value through profit or loss, the carrying value is adjusted regularly to reflect the fair value.

Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis
The following table outlines the fair value hierarchy of instruments carried at fair value on a recurring basis and of instruments not carried at fair value.

	2021				2020
As at October 31 ($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$755	$–	$755	$–	$1,181	$–	$1,181
Trading assets
Loans	–	8,113	–	8,113	–	8,352	–	8,352
Canadian federal government and government guaranteed debt	9,272	3,842	–	13,114	9,154	3,882	–	13,036
Canadian provincial and municipal debt	5,556	4,298	–	9,854	–	9,320	–	9,320
US treasury and other US agencies’ debt	6,760	63	–	6,823	5,182	–	–	5,182
Other foreign governments’ debt	129	9,559	–	9,688	9,230	3,415	–	12,645
Corporate and other debt	2,595	9,185	40	11,820	–	10,570	18	10,588
Equity securities	85,688	160	1	85,849	57,199	361	–	57,560
Other	–	1,051	–	1,051	1,156	–	–	1,156
	$110,000	$36,271	$41	$146,312	$81,921	$35,900	$18	$117,839
Investment securities (2)
Canadian federal government and government guaranteed debt	$1,125	$4,679	$–	$5,804	$1,728	$15,100	$–	$16,828
Canadian provincial and municipal debt	1,937	3,218	–	5,155	93	17,454	–	17,547
US treasury and other US agencies’ debt	11,462	2,175	–	13,637	11,930	1,299	–	13,229
Other foreign governments’ debt	67	26,605	17	26,689	14,101	13,798	23	27,922
Corporate and other debt	10	1,319	27	1,356	265	850	23	1,138
Equity securities	2,879	218	1,304	4,401	1,954	263	864	3,081
	$17,480	$38,214	$1,348	$57,042	$30,071	$48,764	$910	$79,745
Derivative financial instruments
Interest rate contracts	$–	$13,124	$1	$13,125	$–	$21,013	$4	$21,017
Foreign exchange and gold contracts	–	18,293	–	18,293	–	17,943	–	17,943
Equity contracts	184	3,513	21	3,718	290	2,655	3	2,948
Credit contracts	–	245	–	245	–	480	–	480
Commodity contracts	–	6,921	–	6,921	–	2,677	–	2,677
	$184	$42,096	$22	$42,302	$290	$44,768	$7	$45,065
Liabilities:
Deposits	$–	$175	$–	$175	$–	$73	$–	$73
Financial liabilities designated at fair value through profit or loss	–	22,354	139	22,493	–	18,899	–	18,899
Obligations related to securities sold short	35,487	5,467	–	40,954	25,584	6,318	–	31,902

Derivative financial instruments
Interest rate contracts	–	13,148	15	13,163	–	16,937	17	16,954
Foreign exchange and gold contracts	–	18,171	–	18,171	–	19,511	–	19,511
Equity contracts	307	4,737	6	5,050	599	2,133	2	2,734
Credit contracts	–	30	–	30	–	53	–	53
Commodity contracts	–	5,789	–	5,789	–	2,995	–	2,995
	$307	$41,875	$21	$42,203	$599	$41,629	$19	$42,247

Instruments not carried at fair value (3) :
Assets:
Investment securities – amortized cost	$3,714	$14,417	$2	$18,133	$4,946	$26,864	$319	$32,129
Loans (4)	–	–	400,565	400,565	–	–	374,767	374,767

Liabilities:
Deposits (4)	–	290,341	–	290,341	–	307,457	–	307,457
Subordinated debentures	–	6,733	–	6,733	–	7,827	–	7,827
Other liabilities	–	24,414	209	24,623	–	26,831	–	26,831

(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
(2)	Excludes debt investment securities measured at amortized cost of $18,157 (October 31, 2020 - $31,644).
(3)	Represents the fair value of financial assets and liabilities where the carrying amount is not a reasonable approximation of fair value.
(4)	Represents fixed rate instruments.

Summary of Changes in Level 3 Instruments Carried at Fair Value
The following table summarizes the changes in Level 3 instruments carried at fair value for the year ended October 31, 2021.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at October 31, 2021
($ millions)	Fair value November 1 2020	Gains/(losses) recorded in income	Gains/(losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value October 31 2021	Change in unrealized gains/(losses) recorded in income for instruments still held (1)
Trading assets
Corporate and other debt	$18	$7	$–	$28	$(22)	$9	$40	$1
Equity securities	–	–	–	–	(72)	73	1	–
	18	7	–	28	(94)	82	41	1

Investment securities
Other foreign governments’ debt	23	–	(6)	–	–	–	17	n/a
Corporate and other debt	23	1	(4)	7	–	–	27	1
Equity securities	864	287	51	253	(180)	29	1,304	287
	910	288	41	260	(180)	29	1,348	288

Derivative financial instruments – assets
Interest rate contracts	4	(1)	–	10	(9)	(3)	1	(1)
Equity contracts	3	4	–	12	–	2	21	4	(2)

Derivative financial instruments – liabilities
Interest rate contracts	(17)	(11)	–	(70)	60	23	(15)	(11	) (3)
Equity contracts	(2)	4	–	(14)	–	6	(6)	4	(2)
	(12)	(4)	–	(62)	51	28	1	(4)

Financial liabilities designated at fair value through profit or loss	–	(2)	–	(101)	–	(36)	(139)	(2)
Total	$916	$289	$41	$125	$(223)	$103	$1,251	$283

(1)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(2)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

(3)
Certain unrealized losses on interest rate derivative contracts are largely offset by mark-to-market
changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

The following table summarizes the changes in Level 3 instruments carried at fair value for the year ended October 31, 2020.

	As at October 31, 2020
($ millions)	Fair value November 1 2019	Gains/(losses) recorded in income (1)	Gains/(losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value October 31 2020
Precious metals	$–	$1	$–	$23	$(24)	$–	$–
Trading assets	18	6	–	22	(28)	–	18
Investment securities	920	13	7	257	(259)	(28)	910
Derivative financial instruments	(60)	14	–	(21)	32	23	(12)

(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.

Summary of Significant Unobservable Inputs Used in Measuring Financial Instruments Categorized as Level 3
The table below sets out information about significant unobservable inputs used in measuring financial instruments categorized as Level 3 in the fair value hierarchy.

	Valuation technique	Significant unobservable inputs	Range of estimates for unobservable inputs (1)	Changes in fair value from reasonably possible alternatives ($ millions)

Investment securities		General Partner valuations

Private equity securities (2)	Market comparable	per net asset value	97%

		Capitalization rate	3%	(51)/51

Derivative financial instruments

Interest rate contracts	Option pricing	Interest rate
	model	volatility	37% - 66%	(10)/10

Equity contracts	Option pricing	Equity volatility	2% - 112%
	model	Correlation	0% - 97%	(3)/3

Financial liabilities designated at fair value through profit or loss
Interest rate contracts	Option pricing	Interest rate
	model	swaption volatility	20% - 273%	(11)/11

(1)	The range of estimates represents the actual lowest and highest level inputs used to fair value financial instruments within each financial statement category.
(2)
The valuation of private equity securities utilizes net asset values as reported by fund managers. Net asset values are not considered observable as the Bank cannot redeem these instruments at such values. The range for net asset values per unit or price per share has not been disclosed for these instruments since the valuations are not model-based.